Summary of Significant Accounting Policies - Asset Retirement Obligation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Changes in AROs
Balance at beginning of year		$ 280	$ 224
Accretion expense		20	21
Liabilities incurred		0	4
Liabilities settled		(1)	(4)
Revision of previous estimate	[1]	(12)	(57)
Acquisitions		0	92
Balance at end of year		$ 287	$ 280

[1]	Based on management’s review and assessment of CCR compliance timing and site-specific analysis.